General and administrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General and administrative
Professional fees	$ 3,248,233	$ 5,208,356	$ 6,256,165
General office, insurance and administration expenditures	2,294,476	2,838,303	3,479,801
Consulting fees	1,305,434	1,452,070	2,196,812
Salaries, wages and benefits	1,855,087	2,798,074	2,856,887
Investor relations	665,915	1,495,695	1,642,653
Building and facility costs	0	519,954	759,590
Foreign exchange (gain) loss	(336,421)	(1,323,242)	(146,587)
General and administrative expense	9,032,724	15,635,694	17,338,495
General and administrative	9,032,724	14,450,094	15,926,103
Discontinued operations	$ 0	$ 1,185,600	$ 1,412,392